Management of financial risk (Tables)	12 Months Ended
Dec. 31, 2022
Management of financial risk
Schedule of tabular disclosure of contract asset and trade receivable

	As at December 31, 2021
	RMB'000	RMB'000	RMB'000
	Trade	Contract
	receivables	assets	Total
Gross carrying amount
Applying simplified approach
	934,152	311,103	1,245,255

Loss allowance
Applying simplified approach
	42,978	82,340	125,318

	As at December 31, 2022
	RMB'000	RMB'000	RMB'000
	Trade	Contract
	receivables	assets	Total
Gross carrying amount
Applying simplified approach	998,036	182,480	1,180,516

Loss allowance
Applying simplified approach	57,047	59,852	116,899

Schedule of impairment loss allowance

	As at December 31, 2021
	Related	Up to	1 year to	2 year to	Above
	parties	1 year	2 year	3 year	3 years	Total
Expected loss rate	1.55%	6.31%	33.30%	89.51%	98.86%	10.06%

Gross carrying amount of trade receivables and contract assets applying simplified approach	456,470	653,428	81,012	39,758	14,587	1,245,255

Loss allowance of trade receivables and contract assets applying simplified approach	7,091	41,240	26,980	35,587	14,420	125,318

	As at December 31, 2022
	Related	Up to	1 year to	2 year to	Above
	parties	1 year	2 year	3 year	3 years	Total
Expected loss rate	2.27%	3.33%	42.80%	68.40%	97.75%	9.90%

Gross carrying amount of trade receivables and contract assets applying simplified approach	391,221	657,723	63,170	26,482	41,920	1,180,516

Loss allowance of trade receivables and contract assets applying simplified approach	8,888	21,885	27,038	18,113	40,975	116,899

Schedule of undiscounted contractual cash flows

	As at December 31, 2021
	Within 1 year	1 to 5 years	Total
	RMB’000	RMB’000	RMB’000

Short‑term borrowings	818,246	—	818,246
Trade and other payables	1,158,593	340,162	1,498,755
- Including: lease liabilities	65,094	112,102	177,196
Customer deposits	1,350,171	—	1,350,171
Non‑derivative financial liabilities	3,327,010	340,162	3,667,172

Gross settled (foreign currency swaps)
- (inflow)	(2,147,751)	—	(2,147,751)
- outflow	2,338,722	—	2,338,722
Derivative financial liabilities	190,971	—	190,971

Total	3,517,981	340,162	3,858,143

4     Management of financial risk (Continued)

4.1  Financial Risk (Continued)

(c)	Liquidity risk (Continued)

	As at December 31, 2022
	Within 1 year	1 to 5 years	Total
	RMB’000	RMB’000	RMB’000

Short‑term borrowings	294,461	—	294,461
Trade and other payables	1,236,571	139,387	1,375,958
- Including: lease liabilities	50,862	47,093	97,955
Other financial liabilities from virtual bank	89,327	—	89,327
Customer deposits	1,929,183	—	1,929,183
Non‑derivative financial liabilities	3,549,542	139,387	3,688,929

Gross settled (foreign currency swaps)
- (inflow)	(198,722)	—	(198,722)
- outflow	208,290	—	208,290
Derivative financial liabilities	9,568	—	9,568
Total	3,559,110	139,387	3,698,497

Schedule of fair value measurement hierarchy of the Group's financial assets and liabilities

	As at December 31, 2021
	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Assets measured at fair value
Financial assets at fair value through profit or loss (Note 21)	—	2,070,977	676	2,071,653
Financial assets measured at fair value through other comprehensive income (Note 16)	16,334	—	1,106,664	1,122,998
Financial liabilities
Derivative financial liabilities	—	190,971	—	190,971

4     Management of financial risk (Continued)

4.3  Fair value estimation (Continued)

Determination of fair value and fair value hierarchy (Continued)

	As at December 31, 2022
	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Assets measured at fair value
Financial assets at fair value through profit or loss (Note 21)	—	690,627	—	690,627
Financial assets measured at fair value through other comprehensive income (Note 16)	442,935	—	1,611,606	2,054,541
Derivative financial assets	—	56,363	—	56,363
Financial liabilities
Derivative financial liabilities	—	9,568	—	9,568

Schedule of movements of Level 3 financial instruments measured at fair value

	For the year ended
	December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Beginning of the year	6,438	5,676	1,107,340
Additions, net	—	1,103,460	506,620
(Losses)/gain recognised in other comprehensive income	—	(1,796)	(1,678)
Losses recognised in other gain	(762)	—	(676)
End of the year	5,676	1,107,340	1,611,606

Currency risk
Management of financial risk
Schedule of sensitivity analysis

	At December 31,			At December 31,
	2020	2021	2022	2020	2021	2022

	Impact on post tax profit			Impact on other components of equity
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
USD+5%	52,506	(4,028)	1,752	618,581	260,467	230,632
USD −5%	(52,506)	4,028	(1,752)	(618,581)	(260,467)	(230,632)

Interest rate risk
Management of financial risk
Schedule of sensitivity analysis

	As at December 31, 2022
RMB million	HKD	USD	RMB

Impact on earnings over the next 12 months if interest rates rise by 200 basis points	(9)	9	1
Impact on economic value if interest rates rise by 200 basis points	(25)	(1)	—

	As at December 31, 2021
RMB million	HKD	USD	RMB

Impact on earnings over the next 12 months if interest rates rise by 200 basis points	(20)	—	4
Impact on economic value if interest rates rise by 200 basis points	(27)	—	—

Trade receivable and contract asset
Management of financial risk
Schedule of movements in the impairment loss allowance

	For the year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Beginning of the year	(45,944)	(97,243)	(125,318)
Additions of impairment loss, net	(118,943)	(71,061)	(18,715)
Recovery of amounts written off previously	—	—	(9,980)
Write-off	67,644	42,986	37,156
Exchange difference	—	—	(42)
End of the year	(97,243)	(125,318)	(116,899)

Credit risk exposure of other receivables is mainly from financial guarantee fee receivables

	As at December 31,
	2021	2022
	RMB’000	RMB’000
Gross carrying amount

Financial assets measured at amortized cost	13,575	44
Financial assets measured at fair value through other comprehensive income	1,103,460	1,608,402
	1,117,035	1,608,446

Expected credit loss provision	190	—

Expected loss rate	1.40%	—

Contract assets of transaction based and support service
Management of financial risk
Schedule of movements in the impairment loss allowance

	For the year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Beginning of the year	—	(711)	(190)
(Additions)/Reversals of impairment loss	(711)	(1,170)	190
Write‑off	—	1,691	—
End of the year	(711)	(190)	—

Loans and advances to customers.
Management of financial risk
Schedule of movements in the impairment loss allowance

	For the year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Beginning of the year	—	(712)	(1,962)
(Additions)/Reversals of impairment loss	(712)	(1,250)	(10,616)
Write-off	—	—	1,050
End of the year	(712)	(1,962)	(11,528)